Note 14 - Stock Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Table Text Block Supplement [Abstract]
Schedule of Warrants, Activity

A summary of the outstanding warrants as of December 31, 2016 and March 31, 2017, is as follows:

	Shares Available to Purchase with Warrants	Weighted Average Price	Weighted Average Fair Value

Outstanding, December 31, 2016	215,000	$1.60	$6.80

Issued	-	-	-
Exercised	-	-	-
Cancelled	-	-	-
Expired	5,000	-	-
Outstanding, March 31, 2017	210,000	$1.60	$6.80

Exercisable, March 31, 2017	210,000	$1.60	$6.80

Range of Exercise Prices	Number Outstanding 3/31/2017	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price

$1.00 - $8.00	210,000	2.2 years	$1.80

A summary of the outstanding warrants as of December 31, 2015 and 2016, is as follows:

	Shares Available to Purchase with Warrants	Weighted Average Price	Weighted Average Fair Value

Outstanding, December 31, 2015	210,000	$1.00	$7.00

Issued	36,875	5.60	5.40
Exercised	(11,250)	-	-
Cancelled	(20,625)	-	-
Expired	-	-	-
Outstanding, December 31, 2016	215,000	$1.60	$6.80

Exercisable, December 31, 2016	202,500	$1.80	$6.60

Range of Exercise Prices	Number Outstanding 12/31/2016	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$1.00 - $8.00	215,000	2.5 years	$1.80